Operations - Additional information (Details)	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 USD ($) shares	Nov. 10, 2022 BRL (R$) shares	Nov. 10, 2022 USD ($) shares	Nov. 04, 2022 BRL (R$)	Jun. 08, 2022 BRL (R$) shares	Jun. 08, 2022 USD ($) shares	Jun. 07, 2022 shares	May 12, 2022 BRL (R$)	Jun. 22, 2021 shares	Jan. 31, 2021 Agreement
Percentage of Ownership held by holding company	66.80%	66.80%
Number of corporate reorganization agreements | Agreement											2
Number of depositary receipts per common share										1
Class A Common Share
Repurchase of outstanding class A common shares | R$					R$ 2,000,000,000.0				R$ 1,000,000,000.0
Number of repurchased shares	11,920,051	11,920,051
Repurchased shares	R$ 1,140,000,000	$ 218,000,000
Repurchased shares percent of the entity's capital stock	2.13%	2.13%
Price of repurchased shares (per share) | R$	R$ 18.31
Class A Common Share | Top of range
Price of repurchased shares (per share) | R$	24.85
Class A Common Share | Bottom of range
Price of repurchased shares (per share) | R$	R$ 14.09
Itau Class B Common Share [Member]
Number of repurchased shares						1,056,308	1,056,308
Repurchased shares						R$ 117,000,000	$ 24,000,000
Price of repurchased shares (per share) | $		$ 22.65					$ 110.87
Itaú Unibanco class A shares [Member]
Number of repurchased shares								6,783,939
Itausa class A shares [Member]
Number of repurchased shares			5,500,000	5,500,000
Repurchased shares			R$ 562,000,000	$ 105,000,000
Price of repurchased shares (per share)			R$ 102.14	$ 19.1